TAXATION (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2008	May 31, 2016	Apr. 30, 2016	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Taxation
Liability for accrued interest				¥ 0		¥ 0		¥ 15,604
Unrecognized tax benefits that if recognized would affect the annual effective tax rate				¥ 21,475		34,763	¥ 32,152
Reversal Of Income Tax Payable With Uncertain Tax Positions								¥ 15,604
Expired Claw Back Period				5 years	5 years
Decrease due to expiration of claw-back period				¥ 12,836
PRC.
Taxation
VAT payable				2,731		2,176
Business tax payable				¥ 17,299		¥ 17,456
Income tax rate (as percent)				25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends (as a percent)				10.00%	10.00%
Net loss carryforward term (in years)				5 years	5 years
PRC. | Minimum
Taxation
VAT (as a percent)		3.00%
Business tax (as a percent)			3.00%
PRC. | Maximum
Taxation
VAT (as a percent)		6.00%
Business tax (as a percent)			5.00%
PRC. | Schools of VIE's
Taxation
Income tax rate (as percent)	25.00%
PRC. | Schools of VIE's | Minimum
Taxation
Income tax rate (as percent)				25.00%	25.00%
Hong Kong [Member]
Taxation
Withholding income tax on dividends (as a percent)				5.00%	5.00%
Hong Kong [Member] | Tax rate for the first HK$ 2,000 of assessable profits
Taxation
Assessable profits to calculate tax rate | $					$ 2,000
Income tax rate (as percent)				8.25%	8.25%
Hong Kong [Member] | Tax rate for profits exceeding HK$ 2,000
Taxation
Assessable profits to calculate tax rate | $					$ 2,000
Income tax rate (as percent)				16.50%	16.50%
Taiwan
Taxation
Income tax rate (as percent)				17.00%	17.00%
Net loss carryforward term (in years)				10 years	10 years
US
Taxation
Net loss carryforward term (in years)				20 years	20 years